Share-based payments - Disclosure of reconciliation of AGAs (Details) - shares									6 Months Ended	12 Months Ended	18 Months Ended
	Sep. 05, 2024	Jul. 11, 2024	May 23, 2024	Mar. 28, 2024	Jan. 02, 2024	Dec. 01, 2023	Sep. 28, 2023	Jul. 11, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024
Free Shares (AGA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)										2,601,296
Number of instruments issued (in shares)									2,601,296	1,946,125	4,547,421
Number of instruments lapsed (in shares)										(744,362)
Number of instruments exercised (in shares)										(415,019)
Number of instruments outstanding, ending balance (in shares)									2,601,296	3,388,040	3,388,040
AGA-2023-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)										1,382,796
Number of instruments issued (in shares)								1,382,796
Number of instruments lapsed (in shares)										(212,737)
Number of instruments exercised (in shares)										(390,019)
Number of instruments outstanding, ending balance (in shares)									1,382,796	780,040	780,040
AGA-2023-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)										100,000
Number of instruments issued (in shares)								100,000
Number of instruments exercised (in shares)										(25,000)
Number of instruments outstanding, ending balance (in shares)									100,000	75,000	75,000
AGA-2023-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)										731,500
Number of instruments issued (in shares)							731,500
Number of instruments lapsed (in shares)										(245,625)
Number of instruments outstanding, ending balance (in shares)									731,500	485,875	485,875
AGA-2023-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)										254,250
Number of instruments issued (in shares)							254,250
Number of instruments lapsed (in shares)										(41,000)
Number of instruments outstanding, ending balance (in shares)									254,250	213,250	213,250
AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)										132,750
Number of instruments issued (in shares)						132,750
Number of instruments lapsed (in shares)										(51,500)
Number of instruments outstanding, ending balance (in shares)									132,750	81,250	81,250
AGA-2024-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)
Number of instruments issued (in shares)					1,549,125					1,549,125
Number of instruments lapsed (in shares)										(193,500)
Number of instruments outstanding, ending balance (in shares)										1,355,625	1,355,625
AGA-2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)
Number of instruments issued (in shares)				22,500						22,500
Number of instruments outstanding, ending balance (in shares)										22,500	22,500
AGA-2024-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)
Number of instruments issued (in shares)			38,500							38,500
Number of instruments outstanding, ending balance (in shares)										38,500	38,500
AGA-2024-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)
Number of instruments issued (in shares)		93,000								93,000
Number of instruments outstanding, ending balance (in shares)										93,000	93,000
AGA-2024-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)
Number of instruments issued (in shares)		25,000								25,000
Number of instruments outstanding, ending balance (in shares)										25,000	25,000
AGA-2024-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)
Number of instruments issued (in shares)		20,000								20,000
Number of instruments outstanding, ending balance (in shares)										20,000	20,000
AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)
Number of instruments issued (in shares)	198,000									198,000
Number of instruments outstanding, ending balance (in shares)										198,000	198,000